Summary of Significant Accounting Policies - Additional Information (Details) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Determination letter, date	Nov. 01, 2013
EBP, Tax Determination Letter, Obtained [true false]	true